Quarterly Holdings Report
for
Fidelity® Founders Fund
January 31, 2023
RFFF-NPRT3-0423
1.9892521.103
Common Stocks - 96.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.4%
Entertainment - 4.1%
Endeavor Group Holdings, Inc. (a)	14,886	333,893
Netflix, Inc. (a)	7,999	2,830,526
Sea Ltd. ADR (a)	6,989	450,441
Spotify Technology SA (a)	898	101,223
		3,716,083
Interactive Media & Services - 5.9%
Alphabet, Inc. Class C (a)	30,365	3,032,553
Meta Platforms, Inc. Class A (a)	11,473	1,709,133
VerticalScope Holdings, Inc. (a)	7,292	45,488
Zoominfo Technologies, Inc. (a)	22,404	632,465
		5,419,639
Media - 0.4%
S4 Capital PLC (a)	1,787	4,820
The Trade Desk, Inc. (a)	7,981	404,637
		409,457
TOTAL COMMUNICATION SERVICES		9,545,179
CONSUMER DISCRETIONARY - 20.5%
Automobiles - 0.4%
Rivian Automotive, Inc. (a)	1,109	21,515
Tesla, Inc. (a)	2,019	349,731
		371,246
Hotels, Restaurants & Leisure - 5.3%
Airbnb, Inc. Class A (a)	12,334	1,370,431
Dutch Bros, Inc. (a)(b)	300	11,433
Marriott International, Inc. Class A	18,933	3,297,750
Monarch Casino & Resort, Inc. (a)	724	55,473
Penn Entertainment, Inc. (a)	3,300	116,985
		4,852,072
Household Durables - 0.1%
Garmin Ltd.	756	74,753
Internet & Direct Marketing Retail - 8.2%
Amazon.com, Inc. (a)	23,505	2,424,071
Farfetch Ltd. Class A (a)(b)	7,984	54,451
Global-e Online Ltd. (a)	14,100	422,577
Lyft, Inc. (a)	50,734	824,428
Pinduoduo, Inc. ADR (a)	7,045	690,269
Revolve Group, Inc. (a)(b)	7,600	216,904
thredUP, Inc. (a)	400	692
Uber Technologies, Inc. (a)	89,826	2,778,318
Wayfair LLC Class A (a)	2,097	126,869
		7,538,579
Specialty Retail - 1.9%
Aritzia, Inc. (a)	31,917	1,151,176
Auto1 Group SE (a)(c)	4,871	39,187
Industria de Diseno Textil SA	16,312	509,274
		1,699,637
Textiles, Apparel & Luxury Goods - 4.6%
Capri Holdings Ltd. (a)	10,761	715,499
LVMH Moet Hennessy Louis Vuitton SE	1,298	1,133,122
Moncler SpA	9,182	570,982
On Holding AG (a)	300	6,960
Prada SpA	108,538	694,052
Ralph Lauren Corp.	8,669	1,073,656
		4,194,271
TOTAL CONSUMER DISCRETIONARY		18,730,558
CONSUMER STAPLES - 3.0%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)	1,845	716,985
Monster Beverage Corp. (a)	13,362	1,390,717
		2,107,702
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	2,089	578,820
The Beauty Health Co. (a)(b)	2,700	30,780
		609,600
TOTAL CONSUMER STAPLES		2,717,302
ENERGY - 6.6%
Energy Equipment & Services - 0.4%
Tenaris SA sponsored ADR	9,418	333,868
Oil, Gas & Consumable Fuels - 6.2%
Devon Energy Corp.	2,021	127,808
Hess Corp.	18,879	2,834,871
Reliance Industries Ltd.	10,760	311,058
Tourmaline Oil Corp.	51,689	2,408,955
		5,682,692
TOTAL ENERGY		6,016,560
FINANCIALS - 10.3%
Banks - 2.1%
First Foundation, Inc.	11,275	175,101
First Republic Bank	7,492	1,055,473
Pinnacle Financial Partners, Inc.	5,665	446,005
Starling Bank Ltd. Series D (a)(d)(e)	44,800	186,683
		1,863,262
Capital Markets - 5.1%
Antin Infrastructure Partners SA	962	21,670
Ares Management Corp.	5,274	437,689
BlackRock, Inc. Class A	3,304	2,508,430
EQT AB	2,811	62,872
Intercontinental Exchange, Inc.	9,791	1,053,022
Morningstar, Inc.	2,424	588,741
		4,672,424
Consumer Finance - 0.0%
NerdWallet, Inc. (a)	400	4,676
Upstart Holdings, Inc. (a)(b)	1,650	30,822
		35,498
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	3,521	1,096,862
Insurance - 1.9%
American Financial Group, Inc.	11,035	1,573,481
Arthur J. Gallagher & Co.	635	124,282
		1,697,763
TOTAL FINANCIALS		9,365,809
HEALTH CARE - 12.6%
Biotechnology - 3.6%
Argenx SE ADR (a)	2,405	919,311
Blueprint Medicines Corp. (a)	872	40,757
Celldex Therapeutics, Inc. (a)	5,436	239,510
Prelude Therapeutics, Inc. (a)	300	1,914
Regeneron Pharmaceuticals, Inc. (a)	2,588	1,962,920
TG Therapeutics, Inc. (a)	9,875	150,396
		3,314,808
Health Care Equipment & Supplies - 2.4%
Inspire Medical Systems, Inc. (a)	2,243	567,614
Masimo Corp. (a)	5,077	863,496
Penumbra, Inc. (a)	2,945	737,457
		2,168,567
Health Care Providers & Services - 4.8%
Cross Country Healthcare, Inc. (a)	3,671	101,870
Guardant Health, Inc. (a)	2,678	84,170
LifeStance Health Group, Inc. (a)	3,745	19,774
Oak Street Health, Inc. (a)	18,548	539,005
The Joint Corp. (a)	1,173	21,313
UnitedHealth Group, Inc.	7,195	3,591,672
		4,357,804
Health Care Technology - 0.1%
Doximity, Inc. (a)	1,932	68,142
Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc. Class A (a)	733	342,648
Bruker Corp.	2,988	209,519
Danaher Corp.	3,922	1,036,898
Stevanato Group SpA	1,249	24,580
		1,613,645
TOTAL HEALTH CARE		11,522,966
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.4%
HEICO Corp. Class A	2,738	366,016
Commercial Services & Supplies - 2.6%
Cintas Corp.	2,204	978,003
Rollins, Inc.	34,134	1,242,478
Waste Connections, Inc. (United States)	824	109,510
		2,329,991
Machinery - 0.1%
Hydrogen Refueling Solutions (a)(b)	4,328	130,804
Professional Services - 1.2%
Thomson Reuters Corp.	9,413	1,119,755
TOTAL INDUSTRIALS		3,946,566
INFORMATION TECHNOLOGY - 19.7%
Electronic Equipment & Components - 0.0%
Vontier Corp.	1,083	24,941
IT Services - 4.3%
Adyen BV (a)(c)	355	536,727
Affirm Holdings, Inc. (a)	1,000	16,190
Block, Inc. Class A (a)	13,020	1,063,994
CGI, Inc. Class A (sub. vtg.) (a)	890	76,281
Cloudflare, Inc. (a)	6,095	322,486
Globant SA (a)	4,300	697,374
MongoDB, Inc. Class A (a)	1,735	371,654
Nuvei Corp. (Canada) (a)(c)	790	27,888
Remitly Global, Inc. (a)	200	2,412
TDCX, Inc. ADR (a)	300	3,954
Toast, Inc. (a)	24,188	539,634
Twilio, Inc. Class A (a)	4,170	249,533
		3,908,127
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	10,711	1,836,615
NVIDIA Corp.	5,447	1,064,180
		2,900,795
Software - 12.2%
Adobe, Inc. (a)	3,731	1,381,739
BlackLine, Inc. (a)	6,322	453,920
HashiCorp, Inc. (a)	200	6,436
Intuit, Inc.	1,223	516,925
Microsoft Corp.	19,429	4,814,700
Momentive Global, Inc. (a)	3,844	29,637
nCino, Inc. (a)	84	2,402
Paycom Software, Inc. (a)	2,759	893,750
Salesforce.com, Inc. (a)	3,305	555,141
Samsara, Inc. (a)	800	10,912
Synopsys, Inc. (a)	1,096	387,710
Tenable Holdings, Inc. (a)	3,593	144,546
Workday, Inc. Class A (a)	9,989	1,812,304
Zscaler, Inc. (a)	1,454	180,529
		11,190,651
TOTAL INFORMATION TECHNOLOGY		18,024,514
MATERIALS - 7.1%
Chemicals - 0.4%
Westlake Corp.	2,984	366,286
Metals & Mining - 6.7%
ArcelorMittal SA Class A unit GDR	11,200	346,528
Barrick Gold Corp.	118,413	2,314,974
First Quantum Minerals Ltd.	28,978	672,317
Steel Dynamics, Inc.	23,003	2,775,082
		6,108,901
TOTAL MATERIALS		6,475,187
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Equity Residential (SBI)	11,360	723,064
Public Storage	2,629	800,110
		1,523,174
TOTAL COMMON STOCKS (Cost $74,705,890)		87,867,815

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(d)(e)	638	126,273
Reddit, Inc. Series E (a)(d)(e)	200	8,312
		134,585
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
Yanka Industries, Inc.:
Series E (a)(d)(e)	2,484	26,877
Series F (a)(d)(e)	12,743	137,879
		164,756
Software - 0.0%
Evozyne LLC Series A (a)(d)(e)	1,000	15,590
TOTAL INFORMATION TECHNOLOGY		180,346
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $537,084)		314,931

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	2,593,438	2,593,957
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	372,938	372,975
TOTAL MONEY MARKET FUNDS (Cost $2,966,932)		2,966,932

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $78,209,906)	91,149,678
NET OTHER ASSETS (LIABILITIES) - 0.3%	231,087
NET ASSETS - 100.0%	91,380,765

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $603,802 or 0.7% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $501,614 or 0.5% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	69,908

Evozyne LLC Series A	4/09/21	22,470

Reddit, Inc. Series E	5/18/21	8,495

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	85,152

Yanka Industries, Inc. Series E	5/15/20	30,005

Yanka Industries, Inc. Series F	4/08/21	406,206

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	7,486,787	28,159,443	33,052,273	51,583	-	-	2,593,957	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	2,063,628	12,266,244	13,956,897	22,721	-	-	372,975	0.0%
Total	9,550,415	40,425,687	47,009,170	74,304	-	-	2,966,932

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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